CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($)
Mineral exploration expenses
Mineral exploration expenses	[1]		$ 66,492		$ 72,329		$ 24,952
Reimbursements from optionees	[1]		(482,452)		(402,343)		(483,950)
Operating expense			415,960		330,014		458,998
General administrative expenses
Bank charges			699		649		630
Bad debt expenses			12,934		0		10,679
Consulting fees, wages and benefits	[2]		180,854		165,955		167,170
Depreciation			1,775		1,923		3,143
Investor relations			52,615		109,270		120,869
Listing and filing fees			8,925		14,881		7,068
Office and administrative fees			21,092		15,676		32,703
Professional fees	[2]		133,099		175.5		109.079
Rent	[2]		10,200		11,308		11,866
Share-based payment	[2]		0		98,123		0
Transfer agent fees			4,786		13,971		10,971
Travel			11,477		9,811		1,109
General and administrative expense			(438,456)		(617,067)		(475,287)
Other items
Foreign exchange gain (loss)			(5,747)		17,630		61
Interest income			491		2,607		0
Loss on investment in Akkerman Finland OY	[3]		(27,569)		(62,973)		0
Write-off of payables			0		0		10,231
Write-down of exploration and evaluation assets	[1]		(1,460)		0		0
Gains (losses) on net monetary position			(34,285)		(42,736)		10,292
Net loss for the year			(56,781)		(329,789)		(5,997)
Exchange difference arising on the translation of foreign subsidiaries			1,144		(11,320)		(8,111)
Comprehensive loss for the year			$ (55,637)		$ (341,109)		$ (14,108)
Basic and diluted loss per share | $ / shares	[4]	$ (0)		$ (0.01)		$ (0)

[1]	Note 5.
[2]	Note 9.
[3]	Note 7.
[4]	Note 11